Additional information: condensed financial statements of the Company (Condensed balance sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued	728,227,848	706,173,568	622,658,738
Common shares, shares outstanding	728,227,848	706,173,568	622,658,738
Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued	369,557,976	427,352,696	485,831,386
Common shares, shares outstanding	369,557,976	427,352,696	485,831,386
Parent [Member] | Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	728,227,848	706,173,568
Common shares, shares outstanding	728,227,848	706,173,568
Parent [Member] | Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	369,557,976	427,352,696
Common shares, shares outstanding	369,557,976	427,352,696